Comparative information	12 Months Ended
Oct. 31, 2023
Comparative information
Comparative information
31.	Comparative information

For comparative purposes, the Company has reclassified certain items on the comparative annual consolidated financial statements of loss and comprehensive loss to confirm with current period’s presentation.